Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment
12.	Property, Plant and Equipment

During the six months ended June 30, 2021, the Group acquired assets with a cost of €5,700 thousand (June 30, 2020: €2,519 thousand):

In € thousand	June 30, 2021	Dec 31, 2020
Right of use assets - buildings, net	11,124	10,744
Technical machinery, net	7,258	5,448
Furniture and fixtures, net	5,336	4,469
Technical machinery under construction	1,153	435
Other, net	2,047	1,619
Property, Plant and Equipment, net	26,918	22,715

Assets with a net book value of €0 thousand were disposed by the Group during the six months ended June 30, 2021 (June 30, 2020: €74 thousand), resulting in a net gain on disposal of €8 thousand (June 30, 2020: net loss of €74 thousand). No indicators of impairment existed which would have required items of property, plant and equipment to be tested for impairment in the six-month ended June 30, 2021 and June 30, 2020.

15.	Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	Rights to land
	and buildings		Technical	Office and	Assets
	and leasehold		equipment	other	under
In € thousand	improvements	Vehicles	and machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2020	10,272	109	2,626	3,736	634	17,377
Additions	4,795	51	1,268	1,873	3,479	11,466
Disposals	—	—	(37)	(43)	—	(80)
Transfers	607	—	2,338	24	(2,969)	—
Indexation impact	100	—	—	—	—	100
December 31, 2020	15,774	160	6,195	5,590	1,144	28,863
Accumulated depreciation:
January 1, 2020	1,170	6	236	1,265	—	2,677
Depreciation	1,887	34	408	1,164	—	3,493
Disposals	—	—	(4)	(18)	—	(22)
December 31, 2020	3,057	40	640	2,411	—	6,148
Carrying amount:
January 1, 2020	9,102	103	2,390	2,471	634	14,700
December 31, 2020	12,717	120	5,555	3,179	1,144	22,715

	Rights to land
	and buildings		Technical	Office and	Assets
	and leasehold		equipment	other	under
In € thousand	improvements	Vehicles	and machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2019	7,631	18	366	2,162	351	10,528
Additions	2,667	91	969	1,435	1,687	6,849
Disposals	—	—	—	—	—	—
Transfers	(26)	—	1,291	139	(1,404)	—
December 31, 2019	10,272	109	2,626	3,736	634	17,377
Accumulated depreciation:
January 1, 2019	42	1	68	509	—	620
Depreciation	1,128	5	168	756	—	2,057
Disposals	—	—	—	—	—	—
December 31, 2019	1,170	6	236	1,265	—	2,677
Carrying amount:
January 1, 2019	7,589	17	298	1,653	351	9,908
December 31, 2019	9,102	103	2,390	2,471	634	14,700

Property, plant and equipment includes right-of-use assets for an amount of €10,941 thousand as of December 31, 2020 (December 31, 2019: €8,687 thousand; January 1, 2019: €7,101 thousand). For further information refer to note 16. The transfers from assets under construction mainly relate to leasehold improvements and equipment which are required for construction of the Lilium Jet prototype. There are no security pledges.

Property, plant and equipment is distributed among geographical areas as follows:

In € thousand	12/31/2020	12/31/2019	01/01/2019
Germany	11,723	6,004	2,807
United Kingdom	38	9	—
United States	10	—	—
Switzerland	3	—	—
Total property, plant and equipment	11,774	6,013	2,807

No indicators of impairment existed which would have required items of property, plant and equipment to be tested for impairment in the fiscal years ended December 31, 2020 and December 31, 2019 or as of January 1, 2019.